Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 10,226	$ 1,605	¥ 22,472	¥ 2,057
Accretion of the redeemable noncontrolling interests	(350)	(55)	(88)	(77)
Numerator for basic EPS computation	9,876	1,550	22,384	1,980
Impact of subsidiaries' and investees' diluted earnings per share	0	0	0	(28)
Numerator for diluted EPS calculation	¥ 9,876	$ 1,550	¥ 22,384	¥ 1,952